Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	85 Months Ended	107 Months Ended	111 Months Ended	119 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000202742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	20.74%	16.74%	13.87%
C000033987 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	20.42%	16.41%					13.76%
C000014611 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	20.70%	16.69%					14.04%
C000079551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	20.53%	16.52%					13.87%
C000162542 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	20.67%	16.59%				13.97%
C000033988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	13.47%	15.02%					13.06%
C000162543 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	21.24%	17.43%				14.48%
C000014612 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	21.40%	17.58%					14.58%
C000014613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	21.09%	17.28%					14.29%
C000014625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	14.06%	11.26%					9.21%
C000014624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	14.40%	11.56%					9.49%
C000162544 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	14.37%	11.41%				9.22%
C000162545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	23.20%	12.29%				7.74%
C000079552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	23.17%	12.26%					7.53%
C000014626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	23.34%	12.43%					7.69%
C000014627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	23.09%	12.15%					7.42%
C000202745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	23.43%	12.48%	8.01%
C000202746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	17.43%	17.77%	14.09%
C000014632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	16.74%	17.01%					13.71%
C000014631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	17.02%	17.31%					13.99%
C000079554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	16.78%	17.12%					13.82%
C000162547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	16.95%	17.20%				13.84%
C000033989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	9.94%	15.61%					13.00%
C000033990 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	10.81%	13.75%					12.47%
C000162548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	17.90%	15.32%				13.46%
C000079555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	17.76%	15.22%					13.27%
C000014633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	17.93%	15.40%					13.45%
C000014634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	17.61%	15.11%					13.17%
C000202750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	25.71%	12.30%	8.19%
C000014646 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	24.76%	11.52%					6.90%
C000014645 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	25.16%	11.81%					7.18%
C000079565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	24.91%	11.63%					7.02%
C000162558 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	25.01%	11.68%				7.31%
C000033996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	17.53%	10.12%					6.19%
C000014649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	5.06%	14.17%					9.09%
C000162560 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	11.80%	15.80%				10.03%
C000079567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	11.70%	15.69%					9.91%
C000014648 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	11.84%	15.87%					10.07%
C000014650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	11.56%	15.59%					9.80%
C000202751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	12.28%	16.34%	10.39%
C000014653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	14.40%	3.74%					8.07%
C000014651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	14.63%	4.00%					8.34%
C000079568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	14.48%	3.84%					8.18%
C000162561 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	14.59%	3.90%				8.23%
C000014652 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	7.67%	2.48%					7.38%
C000014655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.26%	12.51%					7.03%
C000162562 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	6.54%	14.07%				8.00%
C000079569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	6.54%	14.01%					7.83%
C000014654 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	6.71%	14.20%					8.00%
C000014656 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	6.43%	13.91%					7.73%
C000202752 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	16.19%	16.96%	9.61%
C000014659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	15.42%	16.18%					10.38%
C000014657 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	15.73%	16.48%					10.66%
C000079570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	15.54%	16.31%					10.50%
C000162563 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	15.70%	16.42%				10.43%
C000014658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	8.69%	14.76%					9.69%
C000162564 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	30.35%	19.05%				18.13%
C000014660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	30.45%	19.17%					18.21%
C000014661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	30.14%	18.88%					17.92%
C000014663 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	10.82%	13.94%					9.65%
C000014662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	11.09%	14.23%					9.93%
C000162565 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	10.97%	14.09%				9.84%
C000033280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	19.41%	13.75%					15.07%
C000162568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	27.05%	15.34%				15.92%
C000079573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	26.89%	15.24%					15.91%
C000033282 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	27.12%	15.42%					16.10%
C000033281 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	26.76%	15.13%					15.80%
C000202757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	27.58%	15.88%	15.96%
C000202763 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	27.94%	4.65%	6.64%
C000090851 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	26.51%	3.57%					6.31%
C000090853 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	26.81%	3.73%					6.49%
C000090852 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	26.74%	3.61%					6.36%
C000162588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	26.68%	3.63%				6.71%
C000090850 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	19.21%	2.14%					5.46%
C000090854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	20.84%	5.36%					6.44%
C000162589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	28.57%	6.83%				7.75%
C000090856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	28.42%	6.84%					7.29%
C000090857 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	28.63%	6.99%					7.45%
C000090855 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	28.35%	6.74%					7.18%
C000202764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	28.82%	7.17%	6.61%
C000202765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	19.70%	6.25%	7.14%
C000124965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	18.69%	5.44%					7.46%
C000124962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	18.98%	5.61%					7.66%
C000124963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	18.85%	5.47%					7.52%
C000162599 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	18.90%	5.52%				7.55%
C000124964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	11.71%	4.00%					6.60%
C000145610 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	7.14%	3.40%					4.81%
C000162600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	12.10%	4.54%				5.69%
C000145609 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	11.90%	4.41%					5.41%
C000145608 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	12.09%	4.61%					5.58%
C000145611 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	11.83%	4.38%					5.34%
C000202766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	12.77%	5.26%	5.82%
C000158757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	20.95%	11.97%					7.56%
C000158754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	21.21%	12.24%					7.82%
C000158755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	21.01%	12.05%					7.65%
C000162604 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	21.18%	12.14%				7.84%
C000158756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	13.85%	10.57%					6.83%
C000171519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	0.86%	(0.12%)			1.42%
C000171516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	5.34%	1.01%			2.17%
C000171518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	5.25%	0.91%			2.07%
C000171517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	5.44%	1.07%			2.23%
C000171520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	5.06%	0.80%			1.97%
C000202768 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	6.04%	1.68%	3.24%
C000202769 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	18.78%	18.36%	12.57%
C000171521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	17.91%	17.51%			13.40%
C000171523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	18.17%	17.80%			13.68%
C000171524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	18.06%	17.61%			13.50%
C000171522 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	18.17%	17.68%			13.61%
C000171525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	11.11%	16.04%			12.56%
C000175456 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A at maximum sales charge (Offering Price)
Average Annual Return, Percent	21.53%	10.21%		6.59%
C000175453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	29.31%	11.92%		7.68%
C000175455 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Premier Class Shares at NAV
Average Annual Return, Percent	29.07%	11.75%		7.56%
C000175454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	29.34%	11.96%		7.73%
C000175457 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retirement Class Shares at NAV
Average Annual Return, Percent	29.07%	11.68%		7.48%
C000202770 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W Shares at NAV
Average Annual Return, Percent	30.24%	12.76%	7.59%
Without Sales Load [Member] | C000033988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	20.38%	16.39%					13.73%
Without Sales Load [Member] | C000033989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	16.63%	16.98%					13.67%
Without Sales Load [Member] | C000033990 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	17.58%	15.10%					13.14%
Without Sales Load [Member] | C000033996 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	24.64%	11.44%					6.82%
Without Sales Load [Member] | C000014649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	11.48%	15.53%					9.74%
Without Sales Load [Member] | C000014652 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	14.25%	3.70%					8.02%
Without Sales Load [Member] | C000014655 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.36%	13.86%					7.67%
Without Sales Load [Member] | C000014658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	15.34%	16.13%					10.34%
Without Sales Load [Member] | C000033280 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	26.70%	15.10%					15.76%
Without Sales Load [Member] | C000090850 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	26.45%	3.35%					6.09%
Without Sales Load [Member] | C000090854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	28.24%	6.62%					7.07%
Without Sales Load [Member] | C000124964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	18.56%	5.23%					7.24%
Without Sales Load [Member] | C000145610 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	11.58%	4.25%					5.23%
Without Sales Load [Member] | C000158756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	20.77%	11.89%					7.47%
Without Sales Load [Member] | C000171519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.04%	0.71%			1.87%
Without Sales Load [Member] | C000171525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	17.89%	17.41%			13.28%
Without Sales Load [Member] | C000175456 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	28.91%	11.51%		7.30%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	16.74%	13.87%		14.53%	14.12%	14.08%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.63%			14.68%	14.64%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index (Net)
Average Annual Return, Percent	23.03%	12.33%	7.79%			7.78%	7.48%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	21.14%	17.05%	14.33%			14.44%	14.39%
MSCI Emerging Markets Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	27.91%	7.46%	6.70%			8.22%	7.69%
MSCI All Country World ex USA Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Average Annual Return, Percent	21.77%	7.11%	7.42%			7.88%	7.64%
J P Morgan Emerging Markets Bond Index EMBI Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified
Average Annual Return, Percent	12.76%	2.71%	3.67%			4.24%	4.13%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	5.69%	(1.63%)	0.75%		0.36%
MSCI All Country World ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index (Net)
Average Annual Return, Percent	24.93%	11.18%	7.69%	8.59%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	14.41%	11.50%	6.94%			9.23%	9.36%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	11.15%	14.28%	9.47%			10.02%	9.97%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	19.59%	11.17%				12.74%	12.65%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	7.86%	13.23%				9.31%	9.20%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	30.52%	19.24%	18.45%			18.33%	18.28%
MSCI All Country World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	24.93%	11.18%	7.67%			7.67%	7.67%
Bloomberg Global Aggregate ex USD Index Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex‑USD Index (Hedged)
Average Annual Return, Percent	4.49%	0.99%	2.48%		2.12%
Russell 2500TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	11.94%	11.84%	8.19%		10.01%
MSCI ACWI ex USA Small Cap Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Small Cap Index (Net)
Average Annual Return, Percent	22.58%	10.61%	7.10%	8.46%